Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Estimated Useful Lives of Assets and Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2018	2017
Computer equipment and software	$366,556	$354,903
Furniture, fixtures and other	718,955	718,955
Laboratory equipment	376,805	376,806
Leasehold improvements	374,097	374,097

	1,836,413	1,824,761

Accumulated depreciation	(1,337,862)	(1,028,821)

Property and equipment, net	$498,551	$795,940